Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended					6 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended			12 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended	1 Months Ended			6 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended
	Apr. 10, 2013	Aug. 14, 2012	Feb. 29, 2012	Jun. 30, 2013 Extension	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Jan. 22, 2007	Jun. 30, 2013 Long-term Debt [Member]	Apr. 10, 2013 IPO [Member]	Jun. 30, 2013 Financial Guarantee [Member]	Sep. 30, 2013 Consulting and advisory agreement [Member]	Jun. 30, 2013 Consulting and advisory agreement [Member]	Jun. 30, 2012 Consulting and advisory agreement [Member]	Jun. 30, 2013 John Pappajohn [Member]	Dec. 31, 2012 John Pappajohn [Member]	Oct. 22, 2012 John Pappajohn [Member]	Jun. 30, 2013 John Pappajohn [Member] Financial Guarantee [Member]	Dec. 31, 2012 John Pappajohn [Member] Financial Guarantee [Member]	Sep. 15, 2010 Dr. Chaganti [Member]	Jun. 30, 2013 Dr. Chaganti [Member]	Jun. 30, 2012 Dr. Chaganti [Member]	Dec. 31, 2012 Dr. Chaganti [Member]	Dec. 31, 2011 Dr. Chaganti [Member]	Dec. 31, 2010 Dr. Chaganti [Member]	Dec. 27, 2006 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Sep. 23, 2010 TSG Partners, LLC ("TSG") [Member]	Dec. 31, 2012 TSG Partners, LLC ("TSG") [Member]	Dec. 31, 2011 TSG Partners, LLC ("TSG") [Member]	Dec. 31, 2010 TSG Partners, LLC ("TSG") [Member]	Sep. 23, 2010 TSG Partners, LLC ("TSG") [Member] Maximum [Member]	Sep. 23, 2010 TSG Partners, LLC ("TSG") [Member] Payable in Cash [Member]	Sep. 23, 2010 TSG Partners, LLC ("TSG") [Member] Payable in Warrants [Member]	Dec. 31, 2010 Dr. Houldsworth [Member]	Jan. 10, 2010 Dr. Houldsworth [Member]	Jul. 01, 2010 Edmund Cannon [Member]	Dec. 31, 2011 Edmund Cannon [Member]	Dec. 31, 2010 Edmund Cannon [Member]	Aug. 31, 2010 Equity Dynamics, Inc. [Member]	Jun. 30, 2013 Equity Dynamics, Inc. [Member]	Jun. 30, 2012 Equity Dynamics, Inc. [Member]	Dec. 31, 2012 Equity Dynamics, Inc. [Member]	Mar. 31, 2011 Mr. Thompson [Member]	Feb. 29, 2012 Dr. Pecora [Member]	Aug. 15, 2010 Dr. Pecora [Member]	Jun. 30, 2013 Dr. Pecora [Member]	Jun. 30, 2012 Dr. Pecora [Member]	Dec. 31, 2011 Dr. Pecora [Member] Paid in Cash [Member]	Dec. 31, 2010 Dr. Pecora [Member] Paid in Cash [Member]	Dec. 31, 2012 Dr. Pecora [Member] Expensed under Stock Option Plan [Member]	Dec. 31, 2011 Dr. Pecora [Member] Expensed under Stock Option Plan [Member]	Dec. 31, 2010 Dr. Pecora [Member] Expensed under Stock Option Plan [Member]	Apr. 10, 2013 NNJCA [Member]	Feb. 29, 2012 NNJCA [Member]	Jun. 30, 2013 NNJCA [Member]	Jun. 30, 2013 NNJCA [Member] Financial Guarantee [Member]	Oct. 15, 2012 Dr. Pecora and NNJCA [Member]
Related Party Transaction [Line Items]
Number of revolving line of credit extensions facility				8
Common stock purchased												284,000				202,630	196,159		1,051,506	1,051,506
Common stock exercised				24,000	54,910	3,546						395,825
Warrants adjusted in conjunction with IPO																436,079			585,645																																									44,288
Warrants outstanding per share																$ 15.00			$ 15.00																																									$ 4.00
Additional amount of loan received																$ 6,750,000	$ 6,750,000																															$ 500,000										$ 1,500,000
Debt outstanding under credit agreement				1,500,000																																														1,500,000									500,000
Conversion of outstanding indebtedness to common stock	9,634,300																																																								500,000
Common Shares	963,430			12,596,066																																																					50,000
Conversion price of notes											$ 10.00
Debt instrument spread on variable rate				6.25%
Interest rate at period end				9.50%
Notes Payable, Long-Term					2,440,683	1,912,365				1,500,000
Debt instrument maturity date				Aug. 15, 2013						Aug. 15, 2013
Accrued fee on debt instrument	419,000			130,000
Debt instrument amount paid upon conversion of the notes				50,527
Notes issued to related party																						100,000		100,000			40,000												55,000
Interest rate due to related party																						8.50%		8.50%			8.50%												5.50%
Interest expenses on notes issued to related party																						2,357	4,200	8,400	8,400	8,416		0	0	1,407								970
Stock options issued to purchase shares of common stock														36,000																																				12,000
Common stock price														$ 10.00																																				$ 10.00
Common stock, vesting period														2 years																																				2 years
Consulting and advisory agreement expenses under stock option plan														54,650	254,500																																			0	112,320
Consulting agreement period													3 years								3 years																			1 year									2 years
Agreement with related party, fee																						5,000																					10,000						5,000
Agreement with related party, consulting fee																						30,000	30,000												5,000						4,000	4,000		60,000	60,000	120,000						45,000	20,000	142,740	235,560	27,200
Due to related party																																												86,917		132,679
Debt and warrant restructuring charge					(1,862,012)												(2,319,512)
Payment of related party debt																												120,000										55,000
Interest accrued on notes issued to related party																												0	0
Compensation for strategic consulting services																																0	0	97,575
Agreement with related party, fee																					5,000										60,000					45,000	15,000			2,000									5,000
Cash payments to related parties																																		22,500
Stock option issued to related party					80,000																60,000																												20,000
Stock option issued to related party, price per share				$ 10.17	$ 33.80	$ 26.73	$ 14.35														$ 25.00																												$ 25.00
Agreement with related party, description of required payment																					In exchange for this assignment, if the USPTO issues a patent for an invention on which Dr. Chaganti is listed as an inventor, we are required to pay Dr. Chaganti (i) a one-time payment of $50,000 and (ii) 1% of any net revenues we receive from any licensed sales of the invention.
Agreement with related party, one-time payment required																					50,000
Agreement with related party, percentage of net revenues required to be paid																					1.00%
Warrants issued		4,706	28,235																																												4,000
Fair value of warrants at the date of issue					144,000			6,415,000	12,854									298,000																													69,000
Number of warrants agreed to be surrendered					193,176																																																								37,646
Increase the pre-payment penalties																																																													$ 130,000